SERVICE INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
SCHEDULE OF SERVICE INVENTORIES

The following table summarizes the service inventories for the periods as set forth below (in US$ thousands):

	June 30,	December 31,
	2020	2019

Spare parts	$54,739	$39,428
Chemicals	24,589	22,852
Raw materials	911	2,441
Consumables	13,916	15,897
Total	94,155	80,618
Less: allowance for obsolete and slow-moving inventories	(2,391)	(1,777)
Total	$91,764	$78,841